Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2017	May 19, 2017	May 31, 2016	Aug. 31, 2017	Aug. 31, 2016	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2018	Feb. 28, 2017	May 31, 2018	May 31, 2017	Aug. 31, 2018	Aug. 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Feb. 28, 2019	Feb. 28, 2018	May 31, 2019	May 31, 2018	Aug. 31, 2019	Aug. 31, 2018	Nov. 30, 2019	Nov. 30, 2018	Feb. 29, 2020	Feb. 28, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 28, 2021	Feb. 29, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2021	Aug. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2022	Feb. 28, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	May 31, 2023	May 31, 2022	Aug. 31, 2023	Aug. 31, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 29, 2024	Feb. 28, 2023	May 31, 2024	May 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Nov. 30, 2024	Nov. 30, 2023	Feb. 28, 2025	Feb. 29, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2025	Aug. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	Feb. 28, 2026	Feb. 28, 2025	May 31, 2026	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000183992
Account Value [Line Items]
Accumulated Value	$ 10,036	$ 10,000		$ 10,198		$ 10,334		$ 10,374		$ 10,268		$ 10,498		$ 10,290		$ 10,641		$ 10,772		$ 11,151		$ 11,348		$ 11,412		$ 11,141		$ 11,833		$ 12,224		$ 12,485		$ 12,694		$ 12,889		$ 12,754		$ 12,530		$ 11,695		$ 11,298		$ 11,163		$ 11,526		$ 11,565		$ 12,151		$ 12,209		$ 12,757		$ 12,988		$ 13,404		$ 13,694		$ 13,944		$ 13,996		$ 14,457		$ 14,658		$ 14,870		$ 15,048
C000183993
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,549		$ 10,715		$ 11,265		$ 11,473		$ 11,650		$ 11,803		$ 11,843		$ 11,718		$ 11,976		$ 11,734		$ 12,118		$ 12,275		$ 12,689		$ 12,909		$ 12,977		$ 12,664		$ 13,446		$ 13,885		$ 14,176		$ 14,409		$ 14,624		$ 14,465		$ 14,205		$ 13,238		$ 12,813		$ 12,640		$ 13,045		$ 13,084		$ 13,743		$ 13,803		$ 14,417		$ 14,673		$ 15,138		$ 15,460		$ 15,736		$ 15,788	$ 16,303	$ 16,524	$ 16,756	$ 16,950
C000183994
Account Value [Line Items]
Accumulated Value			500,000		527,693		536,401		564,415		575,278		584,629		592,787		595,301		589,384		602,842		591,025		611,481		619,234		641,321		652,223		656,163		641,374		680,899		703,728		719,031		731,402		742,942		734,620		722,595		674,395		652,336		644,679		665,062		668,328		702,570		705,248		737,258		751,811		775,287		792,365		807,124		810,334	837,436	849,379	861,966	872,543
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,032	10,000		10,156		10,100		9,935		9,995		10,049		9,965		10,250		10,635		11,071		11,040		11,447		11,636		11,788		11,844		11,605		11,589		11,778		11,708		11,299		10,636		10,422		10,204		10,200		10,408		10,298		10,325		10,540		10,544		11,049		11,035		11,152		11,120		11,395		11,664		11,850		11,690
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552		10,332		10,328		10,538		10,426		10,454		10,671		10,676		11,187		11,173		11,291		11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			500,000		511,616		495,403		500,416		507,893		514,136		511,326		502,944		505,990		508,741		504,464		518,886		538,376		560,492		558,902		579,506		589,067		596,775		599,611		587,524		586,682		596,272		592,695		571,989		538,444		527,606		516,596		516,381		526,907		521,310		522,690		533,562		533,786		559,349		558,625		564,552		562,924	576,891	590,474	599,896	591,821
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Accumulated Value	$ 10,044	$ 10,000		$ 10,168		$ 10,272		$ 10,271		$ 10,274		$ 10,500		$ 10,294		$ 10,708		$ 10,825		$ 11,191		$ 11,283		$ 11,341		$ 10,858		$ 11,596		$ 11,990		$ 12,308		$ 12,501		$ 12,786		$ 12,634		$ 12,407		$ 11,875		$ 11,452		$ 11,515		$ 11,723		$ 11,855		$ 12,257		$ 12,507		$ 13,010		$ 13,181		$ 13,785		$ 14,093		$ 14,319		$ 14,404		$ 14,909		$ 15,127		$ 15,324		$ 15,476
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Accumulated Value			10,000		10,595		10,654		11,181		11,384		11,525		11,643		11,642		11,645		11,902		11,668		12,138		12,270		12,685		12,789		12,855		12,307		13,144		13,590		13,951		14,169		14,492		14,321		14,063		13,460		12,980		13,052		13,288		13,437		13,892		14,177		14,746		14,940		15,625		15,974		16,230		16,326	16,899	17,146	17,370	17,541
ICE BofA US High Yield Constrained Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 529,728		$ 532,711		$ 559,057		$ 569,215		$ 576,251		$ 582,133		$ 582,095		$ 582,267		$ 595,085		$ 583,394		$ 606,882		$ 613,504		$ 634,231		$ 639,462		$ 642,737		$ 615,360		$ 657,190		$ 679,500		$ 697,543		$ 708,465		$ 724,607		$ 716,037		$ 703,150		$ 673,011		$ 649,015		$ 652,591		$ 664,405		$ 671,873		$ 694,620		$ 708,832		$ 737,308		$ 747,012		$ 781,256		$ 798,695		$ 811,494		$ 816,304	$ 844,953	$ 857,320	$ 868,478	$ 877,069